Financial Instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2021 and 2020.

Financial assets	31/12/21	31/12/20
Financial assets measured at amortised cost
Other non-current receivables	4,854	3,364
Trade receivables	41,259	33,934
Other current receivables	11,018	9,833
Cash and cash equivalents	53,472	48,187
Total (a)	110,603	95,318
Financial assets measured at fair value
Forward exchange contracts	96	112
Total (b)	96	112
Total financial assets (a+b)	110,699	95,430

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 17 and 29, respectively.

Financial liabilities	31/12/21	31/12/20
Financial liabilities measured at amortised cost
Long-term borrowings	17,439	16,426
Lease liabilities	57,138	53,593
Bank overdrafts and short-term borrowings	36,147	30,812
Trade payables	89,215	74,263
Other payables	31,453	28,269
Total (a)	231,392	203,363
Financial liabilities measured at fair value
Forward exchange contracts	691	253
Total (b)	691	253
Total financial liabilities (a+b)	232,083	203,616

Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2021 and 2020, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/21		31/12/20
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	96	96	112	112
Financial liabilities
Floating-rate borrowings	9,347	9,552	6,915	6,999
Fixed rate borrowings	8,092	9,308	9,511	10,433
Total long-term borrowings	17,439	18,860	16,426	17,432
Forward exchange contracts	691	691	253	253

Impairment on Financial Assets Recognised in Profit or Loss

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2021, 2020 and 2019 are related mainly to trade receivables and are as follows:

	2021	2020	2019
Impairment loss on trade receivables	110	1,802	2,389

Summary of Percentage of Revenue and Trade Receivables	In particular, for such related party customer, the percentage of revenue and trade receivables are reported in the following tables.

	31/12/21	31/12/20	31/12/19
Revenue	48,457	38,401	36,442
Trade receivables	6,953	5,961	3,619

Summary of Insured and Non-insured Trade Receivables

As at December 31, 2021 and 2020, insured and non-insured trade receivables are as follows:

	31/12/21	31/12/20
Insured trade receivables	26,459	21,468
Non-insured trade receivables	20,125	20,347
Gross trade receivables	46,584	41,815
Provision for doubtful accounts	(5,325)	(7,881)
Net trade receivables	41,259	33,934

Summary of Trade Receivables Past Due

As at December 31, 2021 and 2020 the ageing of trade receivables is as follows:

	31/12/21	31/12/20
Current (not past due)	30,146	28,919
From 1 to 29 days past due	7,854	3,877
From 30 to 60 days past due	1,030	1,105
From 61 to 90 days past due	355	347
More than 90 days past due	7,199	7,567
Gross trade receivables	46,584	41,815
Provision for doubtful accounts	(5,325)	(7,881)
Net trade receivables	41,259	33,934

Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2021 and 2020, further to the adoption of IFRS 9.

December 31, 2021

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	15,783	266	6	—	16,055
Trade receivables subject to specific valuation					30,529
Total gross carrying amount					46,584
Default rate	0.54%	5.55%	12.71%	28.86%	—
Expected credit loss	85	15	1	—	101

December 31, 2020

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	9,480	264	24	239	10,007
Trade receivables subject to specific valuation					31,808
Total gross carrying amount					41,815
Default rate	0.56%	5.79%	13.08%	100.00%
Expected credit loss	53	15	3	239	310

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2021 and 2020. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2021

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	774	3,981	5,935	6,006	2,807	19,503
Lease liabilities	1,889	11,241	12,760	25,659	14,305	65,854
Bank overdrafts and short-term borrowings	36,147	—	—	—	—	36,147
Trade and other payables	31,453	89,215	—	—	—	120,668
Losses on derivative financial instruments	691	—	—	—	—	691
Total financial liabilities	70,954	104,437	18,695	31,665	17,112	242,863

December 31, 2020

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	587	7,015	2,642	5,663	2,459	18,366
Lease liabilities	1,844	11,195	11,503	23,958	14,154	62,654
Bank overdrafts and short-term borrowings	30,812	—	—	—	—	30,812
Trade and other payables	28,269	74,263	—	—	—	102,532
Losses on derivative financial instruments	253	—	—	—	—	253
Total financial liabilities	61,765	92,473	14,145	29,621	16,613	214,617

Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2021	+45	(43)
December 31, 2021	-45	43
December 31, 2020	+45	(38)
December 31, 2020	-45	38
December 31, 2019	+45	(51)
December 31, 2019	-45	51

Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

The Group’s profit before tax is affected through the change in foreign in exchange rates as follows:

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2021	+5%	5,381
December 31, 2021	-5%	(5,113)
December 31, 2020	+5%	2,161
December 31, 2020	-5%	(2,447)
December 31, 2019	+5%	3,155
December 31, 2019	-5%	(3,486)

Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency

As at December 31, 2021 and 2020 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/21	31/12/20
Trade receivables	29,434	26,269
Cash and cash equivalents	48,014	44,611
Total financial assets	77,448	70,880

Financial liabilities	31/12/21	31/12/20
Long-term borrowings	611	692
Lease liabilities	37,643	35,927
Bank overdraft and short-term borrowings	24,783	18,547
Trade payables	35,524	28,064
Total financial liabilities	98,561	83,230

Summary of Quantitative Information about Exposure to Currency Risk

As at December 31, 2021 and 2020, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2021

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	29,658	46,930	(17,272)
Chinese Yuan	18,927	14,192	4,735
British pounds	15,027	16,664	(1,637)
Brazilian Reais	4,334	2,435	1,899
Canadian dollars	2,263	1,290	973
Mexican pesos	1,395	1,883	(488)
Romanian Leu	666	7,934	(7,268)
Other	5,178	7,233	(2,055)
Total	77,448	98,561	(21,113)

December 31, 2020

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	26,464	35,295	(8,831)
Chinese Yuan	21,047	15,999	5,048
British pounds	13,110	16,845	(3,735)
Brazilian Reais	3,753	2,173	1,580
Canadian dollars	1,693	88	1,605
Romanian Leu	901	7,090	(6,189)
Mexican pesos	797	1,166	(369)
Other	3,115	4,574	(1,459)
Total	70,880	83,230	(12,350)

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The following tables show the reconciliation of movements of financial liabilities to cash flows arising from financing activities for the three years ended December 31, 2021, 2020 and 2019.

December 31, 2021

	Jan. 1, 2021	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2021
Long-term borrowings	16,426	(4,788)	5,873	—	(72)	17,439
Lease liabilities	53,593	(10,090)	—	—	13,635	57,138
Short-term borrowings	28,701	—	6,210	—	13	34,924
Bank overdrafts	2,111	(888)	—	—	—	1,223
Non-controlling interests	1,020	(545)	144	—	892	1,511
Total liabilities from financing activities	101,851	(16,311)	12,227	—	14,468	112,235

Bank overdrafts are used only for cash management purposes.

December 31, 2020

	Jan. 1, 2020	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2020
Long-term borrowings	18,412	(2,675)	875	—	(186)	16,426
Lease liabilities	57,367	(9,907)	—	—	6,133	53,593
Short-term borrowings	22,196	—	6,518	—	(13)	28,701
Bank overdrafts	1,974	—	137	—	—	2,111
Non-controlling interests	1,692	(388)	—	—	(284)	1,020
Total liabilities from financing activities	101,641	(12,970)	7,530	—	5,650	101,851

Bank overdrafts are used only for cash management purposes.